Consolidated net debt - Analysis of changes in consolidated net debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ (9,587)	$ (13,783)
Foreign exchange adjustment	(70)	90
Cash movements excluding exchange movements, net debt	5,859	3,915
Other non-cash movements	(47)	191
Net debt at ending balance	(3,845)	(9,587)
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(17,618)
Foreign exchange adjustment	(303)
Cash movements excluding exchange movements	2,777
Other non-cash movements	(29)
Financial liabilities, ending balance	(15,173)	(17,618)
Debt-related derivatives (included in "Other financial assets/liabilities) [member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(408)
Foreign exchange adjustment	245
Cash movements excluding exchange movements	7
Other non-cash movements	(21)
Financial liabilities, ending balance	(177)	(408)
Cash/Overdraft [Member]
Disclosure of financial liabilities [Abstract]
Cash and Overdrafts, Beginning balance	8,189
Foreign exchange adjustment	(12)
Cash movements excluding exchange movements	2,370
Cash and Overdrafts, ending balance	10,547	8,189
Other Investments [ Member]
Disclosure of financial liabilities [Abstract]
Other assts, Beginning balance	250
Cash movements excluding exchange movements	705
Other non-cash movements	3
Other assts, ending balance	$ 958	$ 250